Finance Costs (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of finance cost [text block] [Abstract]
Schedule of finance costs
	Year ended December 31,
	2020	2019	2018
Interest expenses on bank borrowings
wholly repayable within one year	62,383	67,203	96,444